Assets Held for Sale and Divested Operations - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 31, 2019	Oct. 31, 2018	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020
Assets Held for Sale and Divested Operations
Impairment on assets held for sale				$ 18,431	$ 18,431	$ 0	$ 0
Write down of intangible assets					17,967
Write down of goodwill					468
Net gain on sale					0	$ 39,104	$ 0
IP Management (IPM) Product Line
Assets Held for Sale and Divested Operations
Net gain on sale			$ 36,072
Transaction costs			3,032
Goodwill			49,349
Repayment of term loan		$ 31,378
IP Management (IPM) Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations
Assets Held for Sale and Divested Operations
Total purchase price			100,130
Goodwill			$ 49,349
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations
Assets Held for Sale and Divested Operations
Impairment on assets held for sale	$ 18,431
Write down of intangible assets	17,967
Current Assets reclassified to Current Assets Held for Sale	2,274			2,274	2,274
Long Term Assets reclassified to Current Assets Held for Sale	28,345			28,345	28,345
Current Liabilities reclassified to Current Liabilities Held For Sale	21,170			21,170	21,170
Long Term Liabilities reclassified to Current Liabilities Held For Sale	5,698			5,698	5,698
Goodwill	$ 468			$ 468	$ 468
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations | Subsequent Event
Assets Held for Sale and Divested Operations
Total purchase price								$ 3,751